Average Annual Total Returns		12 Months Ended	50 Months Ended	60 Months Ended	95 Months Ended	109 Months Ended	120 Months Ended	124 Months Ended	181 Months Ended	196 Months Ended	216 Months Ended			217 Months Ended			218 Months Ended				219 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Percent		1.73%		0.83%			1.04%														1.37%
Performance Inception Date	Oct. 02, 2006
Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent		1.71%		0.85%			1.03%													1.32%
Performance Inception Date	Nov. 03, 2006
Class C
Prospectus [Line Items]
Average Annual Return, Percent		2.58%		0.66%			0.71%											1.13%
Performance Inception Date	Nov. 06, 2006
Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent		2.53%		0.60%			0.89%													1.24%
Performance Inception Date	Nov. 03, 2006
Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent		4.09%		1.15%			1.04%								1.15%
Performance Inception Date	Dec. 01, 2006
Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		4.31%		1.36%			1.27%												1.43%
Performance Inception Date	Nov. 01, 2006
Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent		4.60%		1.57%			1.48%										1.65%
Performance Inception Date	Nov. 16, 2006
Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		4.60%		1.64%			1.54%			1.48%
Performance Inception Date	Aug. 19, 2008
Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.79%		0.62%			0.72%
Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.70%		0.82%			0.82%
Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		4.82%		1.76%	1.83%
Performance Inception Date	Jan. 27, 2017
Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent		4.71%	1.15%
Performance Inception Date	Oct. 30, 2020
Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent		4.63%	1.18%
Performance Inception Date	Oct. 30, 2020
Class R-1
Prospectus [Line Items]
Average Annual Return, Percent		3.58%		0.65%			0.55%				0.68%
Performance Inception Date	Dec. 26, 2006
Class R-2
Prospectus [Line Items]
Average Annual Return, Percent		3.60%		0.64%			0.55%							0.69%
Performance Inception Date	Dec. 08, 2006
Class R-3
Prospectus [Line Items]
Average Annual Return, Percent		4.17%		1.11%			1.01%									1.13%
Performance Inception Date	Nov. 22, 2006
Class R-4
Prospectus [Line Items]
Average Annual Return, Percent		4.36%		1.40%			1.30%					1.44%
Performance Inception Date	Jan. 03, 2007
Class R-5
Prospectus [Line Items]
Average Annual Return, Percent		4.76%		1.71%			1.60%						1.73%
Performance Inception Date	Jan. 04, 2007
Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		4.71%		1.74%			1.66%		1.41%
Performance Inception Date	Nov. 20, 2009
Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent		3.92%		0.93%			0.89%	0.86%
Performance Inception Date	Aug. 29, 2014
Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent		4.66%		1.60%		1.58%
Performance Inception Date	Nov. 20, 2015
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%		(0.33%)			1.35%			2.76%
Bloomberg U.S. Government/Credit 1-3 Years ex BBB Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.21%		1.49%			1.52%			1.66%